Trade and Other Receivables, net - Schedule of Activity of Allowance for Credit Losses Related to Trade and Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Activity of allowance for credit losses related to trade and other receivables
Balance at beginning of year	$ (53,323)	$ (58,884)	$ (76,137)
Provisions, net	(10,800)	(12,255)	(13,594)
Amounts written off as uncollectible	2,222	17,826	29,289
Foreign currency translation	2,869	(5,885)	1,558
Other	(392)	5,875	0
Balance at end of year	$ (59,424)	$ (53,323)	$ (58,884)